UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4775

MFS SERIES TRUST II

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

MFS® Growth Fund

(formerly MFS® Emerging Growth Fund)

Note to Shareholders: At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares.

Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE •

NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT •

NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR

NCUA/NCUSIF

5/31/08

MEG-SEM

LETTER FROM THE CEO

Dear Shareholders:

Negative headlines tend to resonate during difficult markets, and we certainly have had more than our share of tough news recently. As a result consumer, and particularly investor, sentiment are at all-time lows. That said, I do think it is helpful to remember there are always silver linings in the storm clouds if you look hard enough.

Through all of the challenges we have faced, there are some positive underlying trends. In the United States, for example, institutional traders and credit market followers are just now showing increasing signs of confidence and are beginning to take on more risk. At the corporate level, earnings continue to be relatively strong as companies have reduced labor costs, controlled inventories, and relied less on debt to finance expansion. More broadly, low interest rates and strong demand for consumer goods and industrial equipment are good signs for the global economy.

While I do not mean to minimize the risks inherent in today’s markets, periods such as these allow the talented fund managers and research analysts we have at MFS® to test their convictions, reevaluate existing positions, and identify new investment ideas. Our investment process also includes a significant risk management component, with constant attention paid to monitoring market risk, so we can do our best to minimize any surprises to your portfolio.

For investors, this is a great time to check in with your advisor and make sure you have a sound investment plan in place — one that can keep your hard-earned money working over the long term through a strategy that involves asset allocation, diversification, and periodic portfolio rebalancing and reviews. A plan tailored to your distinct needs and goals continues to be the best approach to help you take advantage of the inevitable challenges — and opportunities — that present themselves over time.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2008

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Google, Inc., “A”	3.0%
Research in Motion Ltd.	2.1%
Apple Computer, Inc.	2.0%
VeriSign, Inc.	2.0%
National Oilwell Varco, Inc.	1.7%
Noble Corp.	1.7%
Lockheed Martin Corp.	1.6%
Intel Corp.	1.6%
Hess Corp.	1.6%
Danaher Corp.	1.5%

Equity sectors
Technology	22.9%
Energy	14.1%
Health Care	11.4%
Industrial Goods & Services	8.6%
Retailing	7.3%
Special Products & Services	6.2%
Utilities & Communications	5.3%
Consumer Staples	4.7%
Financial Services	4.6%
Leisure	4.6%
Basic Materials	4.5%
Autos & Housing	1.2%
Transportation	0.7%

Percentages are based on net assets as of 5/31/08.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period, December 1, 2007 through May 31, 2008

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 through May 31, 2008.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 12/01/07	Ending Account Value 5/31/08	Expenses Paid During Period (p) 12/01/07-5/31/08
A	Actual	1.15%	$1,000.00	$1,005.08	$5.76
	Hypothetical (h)	1.15%	$1,000.00	$1,019.25	$5.81
B	Actual	1.90%	$1,000.00	$1,001.19	$9.51
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
C	Actual	1.90%	$1,000.00	$1,001.19	$9.51
	Hypothetical (h)	1.90%	$1,000.00	$1,015.50	$9.57
I	Actual	0.90%	$1,000.00	$1,006.32	$4.51
	Hypothetical (h)	0.90%	$1,000.00	$1,020.50	$4.55
R1	Actual	1.95%	$1,000.00	$1,001.18	$9.76
	Hypothetical (h)	1.95%	$1,000.00	$1,015.25	$9.82
R2 (formerly R3)	Actual	1.43%	$1,000.00	$1,003.75	$7.16
	Hypothetical (h)	1.43%	$1,000.00	$1,017.85	$7.21
R3 (formerly R4)	Actual	1.18%	$1,000.00	$1,005.11	$5.92
	Hypothetical (h)	1.18%	$1,000.00	$1,019.10	$5.96
R4 (formerly R5)	Actual	0.92%	$1,000.00	$1,006.48	$4.61
	Hypothetical (h)	0.92%	$1,000.00	$1,020.40	$4.65

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Effective January 1, 2008 the fund’s Class R2 (formerly Class R3), Class R3 (formerly Class R4), and Class R4 (formerly Class R5) retirement plan administration and services fee was terminated (as described in Note 3 of the Notes to the Financial Statements). Had this fee change been in effect throughout the entire six month period, the annualized expense ratios would have been 1.41%, 1.15%, and 0.90% for Class R2, Class R3, and Class R4 shares, respectively; the actual expenses paid during the period would have been approximately $7.06, $5.77, and $4.52 for Class R2, Class R3, and Class R4 shares, respectively; and the hypothetical expenses paid during the period would have been approximately $7.11, $5.81, and $4.55 for Class R2, Class R3, and Class R4 shares, respectively.

Effective March 1, 2008 the fund’s Class R1 retirement plan administration and services fee was terminated and the Class R1 distribution fee was increased (as described in Note 3 of the Notes to the Financial Statements). Had these fee changes been in effect throughout the entire six month period, the annualized expense ratio would have been 1.90%; the actual expenses paid during the period would have been approximately $9.51; and the hypothetical expenses paid during the period would have been approximately $9.57.

PORTFOLIO OF INVESTMENTS

5/31/08 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 96.1%
Issuer	Shares/Par	Value ($)

Aerospace - 2.1%
Lockheed Martin Corp.	411,790	$45,066,292
United Technologies Corp.	183,030	13,002,451

		$58,068,743
Apparel Manufacturers - 1.2%
Li & Fung Ltd.	1,594,000	$6,025,693
NIKE, Inc., “B”	127,029	8,684,973
Phillips-Van Heusen Corp.	321,260	14,594,842
Quiksilver, Inc. (a)	445,080	3,800,983

		$33,106,491
Automotive - 0.3%
BorgWarner Transmission Systems, Inc.	169,960	$8,788,632

Biotechnology - 3.7%
Celgene Corp. (a)	178,960	$10,891,506
Genentech, Inc. (a)	306,290	21,706,772
Genzyme Corp. (a)	485,590	33,243,491
Gilead Sciences, Inc. (a)	646,630	35,771,572

		$101,613,341
Broadcasting - 0.6%
Grupo Televisa S.A., ADR	655,410	$17,171,742

Brokerage & Asset Managers - 3.7%
Bolsa de Mercadorias & Futuros	643,100	$7,285,966
Charles Schwab Corp.	966,090	21,427,876
CME Group, Inc.	25,060	10,783,318
Deutsche Boerse AG	115,320	16,545,305
Goldman Sachs Group, Inc.	70,270	12,396,331
IntercontinentalExchange, Inc. (a)	49,910	6,897,562
Invesco Ltd.	924,160	25,719,373

		$101,055,731
Business Services - 3.5%
Amdocs Ltd. (a)	234,700	$7,583,157
Cognizant Technology Solutions Corp., “A” (a)	155,600	5,489,568
CoStar Group, Inc. (a)(l)	112,100	5,257,490

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Business Services - continued
LPS Brasil-Consultoria de Imoveis S.A.	180,900	$3,586,897
Satyam Computer Services Ltd., ADR	591,480	17,212,068
Visa, Inc., “A” (a)	368,490	31,822,796
Western Union Co.	1,054,500	24,928,380

		$95,880,356
Chemicals - 0.4%
Monsanto Co.	89,870	$11,449,438

Computer Software - 5.4%
Akamai Technologies, Inc. (a)	384,740	$15,024,097
Oracle Corp. (a)	1,775,150	40,544,426
Salesforce.com, Inc. (a)	369,090	26,688,898
Synopsys, Inc. (a)	427,940	11,276,219
VeriSign, Inc. (a)	1,333,436	53,390,777

		$146,924,417
Computer Software - Systems - 2.4%
Apple Computer, Inc. (a)	292,490	$55,207,488
EMC Corp. (a)	647,575	11,293,708

		$66,501,196
Construction - 0.3%
Duratex S.A., IPS	151,900	$3,451,213
Pulte Homes, Inc.	268,700	3,286,201

		$6,737,414
Consumer Goods & Services - 3.2%
Avon Products, Inc.	336,060	$13,126,504
Capella Education Co. (a)	81,994	5,322,231
ITT Educational Services, Inc. (a)	124,200	9,020,646
New Oriental Education & Technology Group, Inc., ADR (a)	306,643	20,161,777
Priceline.com, Inc. (a)	121,470	16,341,359
Strayer Education, Inc.	122,410	24,469,759

		$88,442,276
Electrical Equipment - 1.5%
Danaher Corp.	532,710	$41,647,268

Electronics - 6.7%
ARM Holdings PLC	3,551,923	$7,280,978
First Solar, Inc. (a)	25,800	6,902,532
Flextronics International Ltd. (a)	730,740	7,826,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Electronics - continued
Hittite Microwave Corp. (a)	332,816	$13,295,999
Intel Corp.	1,904,250	44,140,515
Intersil Corp., “A”	806,570	22,479,106
Marvell Technology Group Ltd. (a)	937,080	16,267,709
National Semiconductor Corp.	1,089,730	22,938,817
Nintendo Co. Ltd.	40,900	22,494,903
SanDisk Corp. (a)	655,990	18,571,077

		$182,197,861
Energy - Independent - 5.0%
Apache Corp.	241,100	$32,321,866
CONSOL Energy, Inc.	294,730	28,753,859
Sandridge Energy, Inc. (a)	157,930	8,686,150
Ultra Petroleum Corp. (a)	336,250	29,243,663
Whiting Petroleum Corp. (a)	54,780	5,123,573
XTO Energy, Inc.	517,200	32,904,264

		$137,033,375
Energy - Integrated - 2.9%
Hess Corp.	345,985	$42,490,418
Petroleo Brasileiro S.A., ADR	518,960	36,586,680

		$79,077,098
Engineering - Construction - 2.2%
Fluor Corp.	202,110	$37,703,621
Foster Wheeler Ltd. (a)	161,730	12,318,974
Quanta Services, Inc. (a)	325,470	10,428,059

		$60,450,654
Entertainment - 1.0%
DreamWorks Animation, Inc., “A” (a)	864,980	$27,307,419

Food & Beverages - 3.2%
General Mills, Inc.	182,110	$11,509,352
Hain Celestial Group, Inc. (a)	303,710	8,737,737
Nestle S.A.	74,827	36,783,691
PepsiCo, Inc.	457,850	31,271,155

		$88,301,935
Food & Drug Stores - 1.5%
CVS Caremark Corp.	940,410	$40,240,144

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Forest & Paper Products - 0.2%
Suzano Papel e Celulose S.A., IPS	343,100	$6,320,540

Furniture & Appliances - 0.6%
TiVo, Inc. (a)(l)	1,932,820	$16,255,016

Gaming & Lodging - 0.9%
International Game Technology	469,360	$16,737,378
Royal Caribbean Cruises Ltd.	275,370	8,183,996

		$24,921,374
General Merchandise - 1.2%
Family Dollar Stores, Inc.	499,400	$10,687,160
Kohl’s Corp. (a)	469,630	21,039,424

		$31,726,584
Internet - 4.0%
Google, Inc., “A” (a)	141,720	$83,019,576
Omniture, Inc. (a)	311,100	7,668,615
Tencent Holdings Ltd.	2,114,800	17,804,563

		$108,492,754
Leisure & Toys - 2.0%
Activision, Inc. (a)	579,390	$19,554,413
Electronic Arts, Inc. (a)	719,380	36,112,876

		$55,667,289
Machinery & Tools - 2.8%
Bucyrus International, Inc., “A”	581,000	$41,123,180
Flowserve Corp.	262,160	36,314,403

		$77,437,583
Major Banks - 0.5%
Unibanco - Uniao de Bancos Brasileiros S.A., ADR	60,860	$9,547,108
UnionBanCal Corp.	81,170	4,063,370

		$13,610,478
Medical & Health Technology & Services - 1.8%
IDEXX Laboratories, Inc. (a)	662,810	$33,471,905
Medco Health Solutions, Inc. (a)	80,200	3,885,690
VCA Antech, Inc. (a)	374,480	11,747,438

		$49,105,033
Medical Equipment - 4.4%
Advanced Medical Optics, Inc. (a)(l)	798,198	$19,332,356

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Becton, Dickinson & Co.	278,260	$23,499,057
C.R. Bard, Inc.	178,720	16,299,264
Conceptus, Inc. (a)(l)	1,100,300	20,883,694
St. Jude Medical, Inc. (a)	327,200	13,333,400
Stryker Corp.	292,700	18,893,785
Thoratec Corp. (a)	411,128	6,795,946

		$119,037,502
Metals & Mining - 2.8%
BHP Billiton Ltd., ADR	76,500	$6,452,010
Century Aluminum Co. (a)	219,210	16,002,330
Cleveland-Cliffs, Inc.	74,600	7,959,820
Companhia Vale do Rio Doce, ADR	889,235	35,373,768
Usinas Siderurgicas de Minas Gerais S.A., “A”, IPS	180,600	9,703,715

		$75,491,643
Network & Telecom - 4.4%
Cisco Systems, Inc. (a)	489,580	$13,081,578
High Tech Computer Corp., GDR	85,400	9,137,800
NICE Systems Ltd., ADR (a)	558,530	19,548,550
Nokia Corp., ADR	760,260	21,591,384
Research in Motion Ltd. (a)	405,755	56,347,197

		$119,706,509
Oil Services - 6.2%
Exterran Holdings, Inc. (a)	108,887	$8,005,372
National Oilwell Varco, Inc. (a)	565,951	47,155,037
Noble Corp.	739,039	46,662,922
Smith International, Inc.	332,030	26,203,808
Weatherford International Ltd. (a)	907,900	41,427,477

		$169,454,616
Other Banks & Diversified Financials - 0.3%
New York Community Bancorp, Inc.	254,510	$5,222,545
Redecard S.A.	127,700	2,744,550

		$7,967,095
Pharmaceuticals - 1.5%
Allergan, Inc.	142,880	$8,232,746
Elan Corp. PLC, ADR (a)	777,030	19,456,831
Merck & Co., Inc.	327,480	12,758,621

		$40,448,198

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Precious Metals & Minerals - 0.3%
Goldcorp, Inc.	183,730	$7,374,922

Real Estate - 0.1%
Jones Lang LaSalle, Inc., REIT	30,160	$2,127,486

Restaurants - 0.1%
Red Robin Gourmet Burgers, Inc. (a)	110,310	$3,707,519

Specialty Chemicals - 0.8%
Praxair, Inc.	225,570	$21,442,684

Specialty Stores - 3.4%
Ctrip.com International Ltd., ADR	169,100	$9,872,058
Dick’s Sporting Goods, Inc. (a)	257,400	5,958,810
Dufry South America Ltd. (a)	168,180	4,001,827
Lowe’s Cos., Inc.	1,335,500	32,052,000
Nordstrom, Inc.	244,720	8,560,306
O’Reilly Automotive, Inc. (a)	394,090	10,305,454
TJX Cos., Inc.	645,560	20,696,654

		$91,447,109
Telecommunications - Wireless - 2.2%
America Movil S.A.B. de C.V., “L”, ADR	540,240	$32,290,145
Rogers Communications, Inc., “B”	611,370	26,855,173

		$59,145,318
Telephone Services - 1.9%
American Tower Corp., “A” (a)	696,278	$31,833,830
AT&T, Inc.	525,860	20,981,814

		$52,815,644
Tobacco - 1.0%
Philip Morris International, Inc. (a)	532,920	$28,063,567

Trucking - 0.7%
Expeditors International of Washington, Inc.	139,360	$6,561,069
J.B. Hunt Transport Services, Inc.	263,700	9,187,308
Werner Enterprises, Inc.	208,500	3,948,990

		$19,697,367
Utilities - Electric Power - 1.2%
FPL Group, Inc.	235,050	$15,870,576
NRG Energy, Inc. (a)	388,550	16,159,795

		$32,030,371
Total Common Stocks (Identified Cost, $2,195,130,539)		$2,625,489,732

Portfolio of Investments (unaudited) – continued

Call Options Purchased - 0.1%
Issuer/Expiration Date/Strike Price	Number of Contracts	Value ($)

Elan Corp., ADR - May 2008 @ $30 (a)	4,594	$1,479,268
First Solar, Inc. - May 2008 @ $330 (a)	511	1,129,310
Total Call Options Purchased (Premiums Paid, $3,708,710)		$2,608,578

Issuer	Shares/Par
Collateral for Securities Loaned - 1.1%
Citigroup Global Markets, Inc., 2.3%, dated 5/30/08, due 6/02/08, total to be received $26,651,828 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	$26,600,843	$26,600,843
Merrill Lynch & Co., Inc. 2.2%, dated 5/30/08, due 6/02/08, total to be received $2,003,667 (secured by U.S. Treasury and Federal Agency obligations and Mortgage Back securities in an individually traded account)	2,000,000	2,000,000
Total Collateral for Securities Loaned, at Amortized Cost and Value		$28,600,843

Money Market Funds (v) - 4.2%
MFS Institutional Money Market Portfolio, 2.45%, at Cost and Net Asset Value	115,795,640	$115,795,640
Total Investments (Identified Cost, $2,343,235,732)		$2,772,494,793

Other Assets, Less Liabilities - (1.5)%		(40,501,629)
Net Assets - 100.0%		$2,731,993,164

(a)	Non-income producing security.
(l)	All or a portion of this security is on loan.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
IPS	International Preference Stock
REIT	Real Estate Investment Trust

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/08 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments -
Non-affiliated issuers, at value (identified cost, $2,227,440,092)	$2,656,699,153
Underlying funds, at cost and value	115,795,640
Total investments, at value, including $28,029,738 of securities on loan (identified cost, $2,343,235,732)		$2,772,494,793
Cash	$2,546,676
Foreign currency, at value (identified cost, $21)	21
Receivable for investments sold	25,346,894
Receivable for fund shares sold	2,670,503
Interest and dividends receivable	2,014,465
Other assets	28,425
Total assets		$2,805,101,777
Liabilities
Payable for investments purchased	$36,193,604
Payable for fund shares reacquired	6,212,391
Collateral for securities loaned, at value	28,600,843
Payable to affiliates
Management fee	133,802
Shareholder servicing costs	1,460,279
Distribution and service fees	84,285
Administrative services fee	2,793
Payable for independent trustees’ compensation	124,082
Accrued expenses and other liabilities	296,534
Total liabilities		$73,108,613
Net assets		$2,731,993,164
Net assets consist of
Paid-in capital	$2,276,577,018
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	429,270,351
Accumulated net realized gain (loss) on investments and foreign currency transactions	29,169,187
Accumulated net investment loss	(3,023,392)
Net assets		$2,731,993,164
Shares of beneficial interest outstanding		66,108,866

Statement of Assets and Liabilities (unaudited) – continued

Class A shares
Net assets	$2,070,728,168
Shares outstanding	49,120,437
Net asset value per share		$42.16
Offering price per share (100/94.25 × net asset value per share)		$44.73
Class B shares
Net assets	$347,467,831
Shares outstanding	9,182,793
Net asset value and offering price per share		$37.84
Class C shares
Net assets	$133,486,504
Shares outstanding	3,550,125
Net asset value and offering price per share		$37.60
Class I shares
Net assets	$98,537,672
Shares outstanding	2,268,800
Net asset value, offering price, and redemption price per share		$43.43
Class R1 shares
Net assets	$8,391,659
Shares outstanding	222,501
Net asset value, offering price, and redemption price per share		$37.72
Class R2 shares (formerly Class R3 shares)
Net assets	$43,597,889
Shares outstanding	1,058,515
Net asset value, offering price, and redemption price per share		$41.19
Class R3 shares (formerly Class R4 shares)
Net assets	$13,920,605
Shares outstanding	331,630
Net asset value, offering price, and redemption price per share		$41.98
Class R4 shares (formerly Class R5 shares)
Net assets	$15,862,836
Shares outstanding	374,065
Net asset value, offering price, and redemption price per share		$42.41

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/08 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net Investment loss
Income
Dividends	$12,555,161
Interest	342,641
Dividends from underlying funds	1,881,040
Foreign taxes withheld	(358,099)
Total investment income		$14,420,743
Expenses
Management fee	$10,033,109
Distribution and service fees	5,190,391
Shareholder servicing costs	3,469,130
Administrative services fee	168,449
Retirement plan administration and services fees	19,292
Independent trustees’ compensation	17,319
Custodian fee	78,849
Shareholder communications	136,000
Auditing fees	29,905
Legal fees	21,425
Miscellaneous	132,685
Total expenses		$19,296,554
Fees paid indirectly	(3,314)
Reduction of expenses by investment adviser	(1,976,695)
Net expenses		$17,316,545
Net investment loss		$(2,895,802)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment transactions:
Non-affiliated issuers	$31,872,543
Foreign currency transactions	(247,321)
Net realized gain (loss) on investments and foreign currency transactions		$31,625,222
Change in unrealized appreciation (depreciation)
Investments	$(32,992,566)
Translation of assets and liabilities in foreign currencies	(18,461)
Net unrealized gain (loss) on investments and foreign currency translation		$(33,011,027)
Net realized and unrealized gain (loss) on investments and foreign currency		$(1,385,805)
Change in net assets from operations		$(4,281,607)

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/08	Year ended 11/30/07
Change in net assets	(unaudited)
From operations
Net investment loss	$(2,895,802)	$(11,435,179)
Net realized gain (loss) on investments and foreign currency transactions	31,625,222	479,493,391
Net unrealized gain (loss) on investments and foreign currency translation	(33,011,027)	76,712,698
Change in net assets from operations	$(4,281,607)	$544,770,910
Distributions declared to shareholders
From net realized gain on investments
Class A	$(145,803,085)	$—
Class B	(34,129,089)	—
Class C	(10,558,565)	—
Class I	(6,725,971)	—
Class R (b)	(212,962)	—
Class R1	(670,110)	—
Former Class R2 (b)	(323,725)	—
Class R2 (formerly Class R3)	(2,523,788)	—
Class R3 (formerly Class R4)	(1,075,820)	—
Class R4 (formerly Class R5)	(3,934,176)	—
Total distributions declared to shareholders	$(205,957,291)	$—
Change in net assets from fund share transactions	$(31,908,886)	$(704,439,477)
Total change in net assets	$(242,147,784)	$(159,668,567)
Net assets
At beginning of period	2,974,140,948	3,133,809,515
At end of period (including accumulated net investment loss of $3,023,392 and $127,590, respectively)	$2,731,993,164	$2,974,140,948

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3 shares were renamed Class R2 shares.

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class A			2007	2006	2005	2004		2003

Net asset value, beginning of period	$45.06		$37.44	$34.49	$30.53	$27.91		$22.90
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.09)	$(0.20)	$(0.20)	$(0.16)		$(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		7.71	3.15	4.16	2.78		5.17
Total from investment operations	$0.18		$7.62	$2.95	$3.96	$2.62		$5.01
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—	$—		$—
Net asset value, end of period	$42.16		$45.06	$37.44	$34.49	$30.53		$27.91
Total return (%) (r)(s)(t)	0.51	(n)	20.35	8.55	12.97	9.39	(b)(q)	21.93 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.30	(a)	1.22	1.29	1.31	1.29		1.33
Expenses after expense reductions (f)	1.15	(a)	1.20	1.26	1.27	1.26		N/A
Net investment loss	(0.08	)(a)	(0.21)	(0.56)	(0.65)	(0.55)		(0.65)
Portfolio turnover	49		72	124	88	89		100
Net assets at end of period (000 Omitted)	$2,070,728		$2,152,172	$2,152,378	$2,359,893	$2,463,488		$2,676,123

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class B			2007	2006	2005	2004		2003

Net asset value, beginning of period	$40.91		$34.24	$31.78	$28.34	$26.12		$21.59
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.36)	$(0.43)	$(0.41)	$(0.36)		$(0.32)
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		7.03	2.89	3.85	2.58		4.85
Total from investment operations	$0.01		$6.67	$2.46	$3.44	$2.22		$4.53
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—	$—		$—
Net asset value, end of period	$37.84		$40.91	$34.24	$31.78	$28.34		$26.12
Total return (%) (r)(s)(t)	0.12	(n)	19.48	7.74	12.14	8.50	(b)(q)	20.98 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	1.97	2.04	2.06	2.04		2.08
Expenses after expense reductions (f)	1.90	(a)	1.96	2.01	2.02	2.01		N/A
Net investment loss	(0.84	)(a)	(0.96)	(1.32)	(1.39)	(1.32)		(1.39)
Portfolio turnover	49		72	124	88	89		100
Net assets at end of period (000 Omitted)	$347,468		$463,026	$675,784	$1,045,179	$1,507,258		$2,117,444

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class C			2007	2006	2005	2004		2003

Net asset value, beginning of period	$40.67		$34.04	$31.60	$28.18	$25.97		$21.46
Income (loss) from investment operations
Net investment loss (d)	$(0.15)		$(0.35)	$(0.42)	$(0.40)	$(0.35)		$(0.31)
Net realized and unrealized gain (loss) on investments and foreign currency	0.16		6.98	2.86	3.82	2.56		4.82
Total from investment operations	$0.01		$6.63	$2.44	$3.42	$2.21		$4.51
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—	$—		$—
Net asset value, end of period	$37.60		$40.67	$34.04	$31.60	$28.18		$25.97
Total return (%) (r)(s)(t)	0.12	(n)	19.48	7.72	12.14	8.51	(b)(q)	21.02 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.05	(a)	1.97	2.04	2.06	2.04		2.08
Expenses after expense reductions (f)	1.90	(a)	1.95	2.01	2.02	2.01		N/A
Net investment loss	(0.83	)(a)	(0.96)	(1.32)	(1.39)	(1.31)		(1.40)
Portfolio turnover	49		72	124	88	89		100
Net assets at end of period (000 Omitted)	$133,487		$140,613	$151,723	$188,715	$226,371		$283,183

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class I			2007	2006	2005	2004		2003

Net asset value, beginning of period	$46.27		$38.35	$35.24	$31.11	$28.39		$23.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.04		$0.02	$(0.11)	$(0.13)	$(0.09)		$(0.10)
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		7.90	3.22	4.26	2.81		5.26
Total from investment operations	$0.24		$7.92	$3.11	$4.13	$2.72		$5.16
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—	$—		$—
Net asset value, end of period	$43.43		$46.27	$38.35	$35.24	$31.11		$28.39
Total return (%) (r)(s)	0.63	(n)	20.65	8.83	13.28	9.58	(b)(q)	22.21 (j)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.05	(a)	0.96	1.04	1.06	1.04		1.07
Expenses after expense reductions (f)	0.90	(a)	0.95	1.01	1.02	1.01		N/A
Net investment income (loss)	0.17	(a)	0.04	(0.31)	(0.40)	(0.31)		(0.40)
Portfolio turnover	49		72	124	88	89		100
Net assets at end of period (000 Omitted)	$98,538		$99,597	$76,727	$86,254	$88,452		$90,539

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R1			2007	2006	2005 (i)

Net asset value, beginning of period	$40.79		$34.19	$31.75	$27.89
Income (loss) from investment operations
Net investment loss (d)	$(0.16)		$(0.39)	$(0.44)	$(0.40)
Net realized and unrealized gain (loss) on investments and foreign currency	0.17		6.99	2.88	4.26
Total from investment operations	$0.01		$6.60	$2.44	$3.86
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—
Net asset value, end of period	$37.72		$40.79	$34.19	$31.75
Total return (%) (r)(s)	0.12	(n)	19.30	7.69	13.84	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.10	(a)	2.08	2.24	2.29	(a)
Expenses after expense reductions (f)	1.95	(a)	2.04	2.11	2.21	(a)
Net investment loss	(0.88	)(a)	(1.06)	(1.37)	(1.71	)(a)
Portfolio turnover	49		72	124	88
Net assets at end of period (000 Omitted)	$8,392		$8,094	$2,776	$712

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R2 (formerly Class R3)			2007	2006	2005	2004		2003 (i)

Net asset value, beginning of period	$44.15		$36.82	$34.06	$30.29	$27.85		$27.45
Income (loss) from investment operations
Net investment loss (d)	$(0.07)		$(0.24)	$(0.32)	$(0.36)	$(0.25)		$(0.03)
Net realized and unrealized gain (loss) on investments and foreign currency	0.19		7.57	3.08	4.13	2.69		0.43
Total from investment operations	$0.12		$7.33	$2.76	$3.77	$2.44		$0.40
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—	$—		$—
Net asset value, end of period	$41.19		$44.15	$36.82	$34.06	$30.29		$27.85
Total return (%) (r)(s)	0.37	(n)	19.91	8.10	12.45	8.76	(b)(q)	1.46	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.58	(a)	1.62	1.79	1.82	1.77		1.72	(a)
Expenses after expense reductions (f)	1.43	(a)	1.59	1.66	1.76	1.74		N/A	(a)
Net investment loss	(0.34	)(a)	(0.61)	(0.94)	(1.16)	(0.93)		(1.25	)(a)
Portfolio turnover	49		72	124	88	89		100
Net assets at end of period (000 Omitted)	$43,598		$31,054	$8,668	$3,199	$1,059		$5

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R3 (formerly Class R4)			2007	2006	2005 (i)

Net asset value, beginning of period	$44.88		$37.34	$34.46	$30.11
Income (loss) from investment operations
Net investment loss (d)	$(0.02)		$(0.15)	$(0.25)	$(0.19)
Net realized and unrealized gain (loss) on investments and foreign currency	0.20		7.69	3.13	4.54
Total from investment operations	$0.18		$7.54	$2.88	$4.35
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—
Net asset value, end of period	$41.98		$44.88	$37.34	$34.46
Total return (%) (r)(s)	0.51	(n)	20.19	8.36	14.45	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.33	(a)	1.36	1.43	1.45	(a)
Expenses after expense reductions (f)	1.18	(a)	1.34	1.41	1.41	(a)
Net investment loss	(0.10	)(a)	(0.36)	(0.69)	(0.89	)(a)
Portfolio turnover	49		72	124	88
Net assets at end of period (000 Omitted)	$13,921		$14,828	$9,758	$109

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 5/31/08 (unaudited)		Years ended 11/30
Class R4 (formerly Class R5)			2007	2006	2005 (i)

Net asset value, beginning of period	$45.25		$37.53	$34.53	$30.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$(0.02)	$(0.17)	$(0.11)
Net realized and unrealized gain (loss) on investments and foreign currency	0.21		7.74	3.17	4.53
Total from investment operations	$0.24		$7.72	$3.00	$4.42
Less distributions declared to shareholders
From net realized gain on investments	$(3.08)		$—	$—	$—
Net asset value, end of period	$42.41		$45.25	$37.53	$34.53
Total return (%) (r)(s)	0.65	(n)	20.57	8.69	14.68	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.07	(a)	1.06	1.12	1.14	(a)
Expenses after expense reductions (f)	0.92	(a)	1.05	1.10	1.10	(a)
Net investment income (loss)	0.14	(a)	(0.06)	(0.46)	(0.53	)(a)
Portfolio turnover	49		72	124	88
Net assets at end of period (000 Omitted)	$15,863		$56,956	$39,964	$57

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a)	Annualized.
(b)	The fund’s net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual resulted in an increase in the net asset value of $0.03 per share based on shares outstanding on the day the proceeds were recorded. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded. Excluding the effect of this accrual from the ending net asset value per share, Class A, Class B, Class C, Class I, and Class R2 total returns for the year ended November 30, 2004 would have been lower by 0.12%, respectively.
(d)	Per share data are based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

Financial Highlights – continued

(i)	For the period from the class’ inception, October 31, 2003 (Class R2), April 1, 2005 (Classes R1, R3, and R4) through the stated period end.
(j)	The fund’s net asset value and total return calculation include proceeds received on March 26, 2003 for the partial payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.56 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of this payment from the ending net asset value per share, Class A, Class B, Class C, and Class I and total returns for the year ended November 30, 2003 would have been lower by 2.45%, 2.59%, 2.61%, 2.41%, respectively.
(n)	Not annualized.
(q)	The fund’s net asset value and total return calculation include proceeds received on February 18, 2004 from a non-recurring litigation settlement from Rite Aid Corporation and on March 19, 2004 for the remaining payment of a non-recurring litigation settlement from Cendant Corporation, recorded as a realized gain on investment transactions. The proceeds resulted in an increase in the net asset value of $0.10 per share based on shares outstanding on the day the proceeds were received. Excluding the effect of these payments from the ending net asset value per share, Class A, Class B, Class C, Class I, and Class R2, total returns for the year ended November 30, 2004 would have been lower by 0.36%, 0.38%, 0.39%, 0.35%, 0.36%, respectively.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charge.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Growth Fund (formerly MFS Emerging Growth Fund) (the fund) is a series of MFS Series Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities held short for which there were no sales reported for the day, the position is generally valued at the last quoted daily ask quotation as reported by an independent pricing service on the market or exchange on which such securities are primarily traded. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Short-term instruments with a maturity at

Notes to Financial Statements (unaudited) – continued

issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s

Notes to Financial Statements (unaudited) – continued

net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund’s net asset value may differ from quoted or published prices for the same investments.

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”) in this reporting period. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in Total Investments, such as futures, forwards, swap contracts and written options, which are valued at the unrealized appreciation/depreciation on the instrument. The following is a summary of the levels used as of May 31, 2008 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$2,625,489,732	$144,396,483	$—	$2,769,886,215
Other Financial Instruments	$2,608,578	$—	$—	$2,608,578

Repurchase Agreements – The fund may enter into repurchase agreements with institutions that the fund’s investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both

Notes to Financial Statements (unaudited) – continued

realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivative Risk – The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost. Cash that has been segregated on behalf of certain derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Derivative instruments include purchased options.

Purchased Options – The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund’s exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

In March 2008, FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities (the “Standard”) was issued, and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. This Standard provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Management is evaluating the application of the Standard to the fund, and has not at this time determined the impact, if any, resulting from the adoption of this Standard on the fund’s financial statements.

Security Loans – JPMorgan Chase and Co. (“Chase”), as lending agent, may loan the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury and federal agency obligations in an amount at least equal to the market value of the securities loaned. Security lending activity through Chase is further collateralized by an irrevocable standby letter of credit. Chase provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in short-term

Notes to Financial Statements (unaudited) – continued

securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Net income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2008, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund adopted the provisions of FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (“the Interpretation”) on the first day of the

Notes to Financial Statements (unaudited) – continued

fund’s fiscal year. The Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There was no impact resulting from the adoption of this Interpretation on the fund’s financial statements. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is the fund’s policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The fund declared no distributions for the year ended November 30, 2007.

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/08
Cost of investments	$2,345,700,005
Gross appreciation	494,767,072
Gross depreciation	(67,972,284)
Net unrealized appreciation (depreciation)	$426,794,788

As of 11/30/07
Undistributed ordinary income	$2,661,859
Undistributed long-term capital gain	203,303,670
Other temporary differences	(97,839)
Net unrealized appreciation (depreciation)	459,787,354

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase. At the close of business on April 18, 2008, Class R shares and Class R2 shares converted into Class R3 shares. Following this conversion, Class R3, Class R4, and Class R5 shares were renamed Class R2, Class R3, and Class R4 shares, respectively.

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $2.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.70%

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.60% in excess of $2.5 billion of the fund’s average daily net assets for the period March 1, 2004 through February 28, 2009. Effective December 1, 2007, MFS has agreed to further reduce the management fee to 0.60% of the fund’s average daily net assets for the period December 1, 2007 through February 29, 2012. For the six months ended May 31, 2008, this waiver amounted to $1,970,138 and is reflected as a reduction of total expenses in the Statement of Operations.

The management fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.60% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $56,715 for the six months ended May 31, 2008, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the

Notes to Financial Statements (unaudited) – continued

distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:

	Distribution Fee Rate	Service Fee Rate	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	0.10%	0.25%	0.35%	0.25%	$2,475,382
Class B	0.75%	0.25%	1.00%	1.00%	1,913,832
Class C	0.75%	0.25%	1.00%	1.00%	645,814
Class R (b)	0.25%	0.25%	0.50%	0.50%	6,060
Class R1	0.75%	0.25%	1.00%	0.87%	35,816
Former Class R2 (b)	0.25%	0.25%	0.50%	0.50%	7,628
Class R2 (formerly Class R3)	0.25%	0.25%	0.50%	0.50%	88,892
Class R3 (formerly Class R4)	—	0.25%	0.25%	0.25%	16,967
Total Distribution and Service Fees					$5,190,391

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class’ average daily net assets.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended May 31, 2008 based on each class’ average daily net assets. Assets attributable to Class A shares sold prior to March 1, 1991 are subject to a service fee of 0.15% annually. Payment of the 0.10% annual Class A distribution fee is not yet in effect and will be implemented on such date as the fund’s Board of Trustees may determine. Effective March 1, 2008, the distribution fee rate for Class R1 shares increased from 0.50% to 0.75%.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended May 31, 2008, were as follows:

Amount
Class A	$7,667
Class B	$171,212
Class C	$3,364

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended May 31, 2008, the fee was $1,244,869, which equated to 0.0926% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses,

Notes to Financial Statements (unaudited) – continued

sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended May 31, 2008, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $2,224,261.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund’s annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended May 31, 2008 was equivalent to an annual effective rate of 0.0125% of the fund’s average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, prior to March 1, 2008, MFS was responsible for providing certain retirement plan administration and services with respect to certain shares. These services included various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may have been provided directly by MFS or by a third party. MFS generally paid all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended May 31, 2008, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class’ average daily net assets:

	Beginning of period through 12/31/07	Effective 1/01/08	Effective 3/01/08	Annual Effective Rate (g)	Total Amount
Class R1	0.35%	0.35%	—	0.18%	$7,266
Former Class R2 (b)	0.25%	—	—	0.06%	859
Class R2 (formerly Class R3)	0.15%	—	—	0.02%	4,323
Class R3 (formerly Class R4)	0.15%	—	—	0.03%	1,950
Class R4 (formerly Class R5)	0.10%	—	—	0.02%	4,894
Total Retirement Plan Administration and Services Fees					$19,292

(b)	At the close of business on April 18, 2008, Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(g)	Effective January 1, 2008, the annual retirement plan administration and service fee was eliminated for all R share classes, other than Class R1 shares. Effective March 1, 2008, the annual retirement plan administration and service fee was eliminated for Class R1 shares.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers

Notes to Financial Statements (unaudited) – continued

of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

The fund has an unfunded, defined benefit plan for certain retired independent trustees which resulted in a pension expense of $3,597. The fund also has an unfunded retirement benefit deferral plan for certain independent trustees which resulted in a net decrease in expense of $13,169. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2008. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $114,570 at May 31, 2008, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $6,953 of deferred trustees’ compensation.

Other – This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended May 31, 2008, the fee paid by the fund to Tarantino LLC was $11,505 and is included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund to Tarantino LLC in the amount of $6,557, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

The fund may invest in a money market fund managed by MFS which seeks preservation of capital and current income. Income earned on this investment is included in dividends from underlying funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $1,279,684,992 and $1,518,059,418, respectively.

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares sold
Class A	3,988,656	$161,411,142	10,176,206	$426,771,340
Class B	391,601	14,145,240	897,316	33,197,144
Class C	274,003	9,752,889	201,539	7,580,579
Class I	308,759	12,935,098	1,603,928	70,330,820
Class R (b)	28,031	1,087,330	112,376	4,814,349
Class R1	40,820	1,564,110	235,176	8,777,446
Former Class R2 (b)	23,327	916,278	99,810	3,763,360
Class R2 (formerly Class R3)	418,114	16,949,348	794,805	32,256,157
Class R3 (formerly Class R4)	62,062	2,551,622	427,966	16,836,379
Class R4 (formerly Class R5)	442,324	17,558,912	448,362	18,887,812
Class 529A (c)	—	—	1,909	72,818
Class 529B (c)	—	—	160	5,475
Class 529C (c)	—	—	97	3,305
	5,977,697	$238,871,969	14,999,650	$623,296,984
Shares issued to shareholders in reinvestment of distributions
Class A	3,071,136	$127,420,397	—	$—
Class B	822,985	30,746,704	—	—
Class C	224,305	8,328,452	—	—
Class I	157,554	6,725,971	—	—
Class R (b)	5,057	206,951	—	—
Class R1	17,990	670,110	—	—
Former Class R2 (b)	8,605	323,725	—	—
Class R2 (formerly Class R3)	61,926	2,512,972	—	—
Class R3 (formerly Class R4)	26,043	1,075,820	—	—
Class R4 (formerly Class R5)	11,981	499,380	—	—
	4,407,582	$178,510,482	—	$—

Notes to Financial Statements (unaudited) – continued

	Six months ended 5/31/08		Year ended 11/30/07
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(5,704,656)	$(229,736,630)	(19,904,910)	$(815,949,037)
Class B	(3,351,292)	(120,483,976)	(9,315,610)	(344,046,464)
Class C	(405,966)	(14,432,068)	(1,201,074)	(43,823,236)
Class I	(349,950)	(14,236,571)	(1,452,405)	(63,556,937)
Class R (b)	(126,367)	(5,083,613)	(318,114)	(13,254,247)
Class R1	(34,730)	(1,233,917)	(117,950)	(4,199,909)
Former Class R2 (b)	(120,623)	(4,374,611)	(120,147)	(4,643,925)
Class R2 (formerly Class R3)	(124,899)	(4,923,957)	(326,808)	(12,642,054)
Class R3 (formerly Class R4)	(86,856)	(3,491,591)	(358,885)	(13,781,499)
Class R4 (formerly Class R5)	(1,339,047)	(51,294,403)	(254,322)	(10,524,117)
Class 529A (c)	—	—	(24,856)	(944,775)
Class 529B (c)	—	—	(6,899)	(241,286)
Class 529C (c)	—	—	(3,740)	(128,975)
	(11,644,386)	$(449,291,337)	(33,405,720)	$(1,327,736,461)
Net change
Class A	1,355,136	$59,094,909	(9,728,704)	$(389,177,697)
Class B	(2,136,706)	(75,592,032)	(8,418,294)	(310,849,320)
Class C	92,342	3,649,273	(999,535)	(36,242,657)
Class I	116,363	5,424,498	151,523	6,773,883
Class R (b)	(93,279)	(3,789,332)	(205,738)	(8,439,898)
Class R1	24,080	1,000,303	117,226	4,577,537
Former Class R2 (b)	(88,691)	(3,134,608)	(20,337)	(880,565)
Class R2 (formerly Class R3)	355,141	14,538,363	467,997	19,614,103
Class R3 (formerly Class R4)	1,249	135,851	69,081	3,054,880
Class R4 (formerly Class R5)	(884,742)	(33,236,111)	194,040	8,363,695
Class 529A (c)	—	—	(22,947)	(871,957)
Class 529B (c)	—	—	(6,739)	(235,811)
Class 529C (c)	—	—	(3,643)	(125,670)
	(1,259,107)	$(31,908,886)	(18,406,070)	$(704,439,477)

(b)	At the close of business on April 18, 2008, Class R and Class R2 shares converted into Class R3 shares. Following the conversion, Class R3 shares were renamed Class R2 shares.
(c)	Class 529A, Class 529B, and Class 529C shares closed on March 31, 2007.

(6)	Line of Credit

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the

Notes to Financial Statements (unaudited) – continued

average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the six months ended May 31, 2008, the fund’s commitment fee and interest expense were $7,163 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	125,779,685	422,833,472	(432,817,517)	115,795,640

Underlying Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,881,040	$115,795,640

RESULTS OF SHAREHOLDER MEETING

(unaudited)

At a special meeting of the class R1 shareholders of MFS Growth Fund (formerly MFS Emerging Growth Fund), which was held on February 15, 2008, the following actions were taken:

Item 1. To approve an amendment to the current Master Distribution Plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, with respect to Class R1 shares of the fund.

Number of Dollars
For	4,950,461
Against	—
Abstain	271,970

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s investment advisory agreement is available by clicking on the fund’s name under “Select a fund” on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the twelve-month period ended June 30, 2007 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Web site
mfs.com

MFS TALK
1-800-637-8255
24 hours a day

Account service and literature

Shareholders
1-800-225-2606
8 a.m. to 8 p.m. ET

Investment professionals
1-800-343-2829
8 a.m. to 8 p.m. ET

Retirement plan services
1-800-637-1255
8 a.m. to 8 p.m. ET

Mailing address
MFS Service Center, Inc.
P.O. Box 55824
Boston, MA 02205-5824

Overnight mail
MFS Service Center, Inc.
c/o Boston Financial Data Services
30 Dan Road
Canton, MA 02021-2809

Go paperless with **eDelivery**: Arrange to have MFS® send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

Sign up: If your account is registered with us, simply go to **mfs.com**, log in to your account via MFS® Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS Access, and eDelivery may not be available to you.

M F S®
INVESTMENT MANAGEMENT

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST II

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.